Provisions and contingent liabilities - Breakdown of provisions by nature (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance		R$ 1,040,172	R$ 932,185	R$ 898,045
Additions		293,550	239,013	188,794
Reversals		(100,575)	(87,807)	(106,093)
Payments		(70,128)	(84,939)	(25,184)
Interest		139,864	41,720	15,608
Acquisition of subsidiary (i)	[1]	1,247
Reclassification to liabilities held for sale	[2]			(38,985)
Ending Balance		1,304,130	1,040,172	932,185
Current		45,828	22,837	119,942	R$ 43,660
Non-current		1,258,302	1,017,335	812,243	R$ 854,385
IRPJ and CSLL [member]
Disclosure of other provisions [line items]
Beginning balance		559,217	552,172	547,862
Additions		14,597	7,154	0
Reversals		(6,717)	(36,683)	(6,966)
Payments		0	0	0
Interest		69,070	36,574	11,276
Acquisition of subsidiary (i)	[1]	0
Reclassification to liabilities held for sale	[2]			0
Ending Balance		636,167	559,217	552,172
ICMS - State VAT [member]
Disclosure of other provisions [line items]
Beginning balance		68,434	84,155	108,568
Additions		46,743	35,238	58,839
Reversals		(21,148)	(14,907)	(83,536)
Payments		(14,747)	(38,097)	0
Interest		27,101	2,045	284
Acquisition of subsidiary (i)	[1]	789
Reclassification to liabilities held for sale	[2]			0
Ending Balance		107,172	68,434	84,155
Civil, environmental and regulatory claims [member]
Disclosure of other provisions [line items]
Beginning balance		93,416	108,761	57,772
Additions		124,857	18,326	87,066
Reversals		(29,402)	(9,980)	(9,702)
Payments		(39,071)	(23,700)	(8,116)
Interest		0	9	724
Acquisition of subsidiary (i)	[1]	458
Reclassification to liabilities held for sale	[2]			(18,983)
Ending Balance		150,258	93,416	108,761
Labor [member]
Disclosure of other provisions [line items]
Beginning balance		73,172	95,460	90,675
Additions		27,333	22,663	42,826
Reversals		(27,308)	(22,387)	(4,432)
Payments		(16,310)	(23,142)	(17,068)
Interest		2,257	578	2,620
Acquisition of subsidiary (i)	[1]	0
Reclassification to liabilities held for sale	[2]			(19,161)
Ending Balance		59,144	73,172	95,460
Provision for indemnities [member]
Disclosure of other provisions [line items]
Beginning balance		150,820	0
Additions		32,691	150,820
Reversals		(7,969)	0
Payments		0	0
Interest		28,238	0
Acquisition of subsidiary (i)	[1]	0
Ending Balance		203,780	150,820	0
Others [Member]
Disclosure of other provisions [line items]
Beginning balance		95,113	91,637	93,168
Additions		47,329	4,812	63
Reversals		(8,031)	(3,850)	(1,457)
Payments		0	0	0
Interest		13,198	2,514	704
Acquisition of subsidiary (i)	[1]	0
Reclassification to liabilities held for sale	[2]			(841)
Ending Balance		R$ 147,609	R$ 95,113	R$ 91,637

[1]	For further information, see Note 28.
[2]	For further information see Note 29.